Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0002091467
Registrant Name	Boyd Group Services Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A